                                Rule 24f-2 NOTICE FOR
                               PAINEWEBBER AMERICA FUND
                           PAINEWEBBER GROWTH & INCOME FUND
                             (1933 Act File No. 2-78626)


     1.       The fiscal period for which the notice is filed:
                               September 1, 1994 to August 31, 1995

     2. The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to this section but which remained unsold at the beginning of such fiscal period:
                               None

     3. The number or amount of securities, if any, registered during such fiscal period other than pursuant to this section:
                               $324,647,582 representing 16,970,000 shares of
                               beneficial interest ($0.001 par value)

     4. The number or amount of securities sold during such fiscal period:
                               $30,650,727 representing 1,510,507 shares of beneficial interest ($0.001 par value)

     5. The number or amount of securities sold during such fiscal period in reliance upon registration pursuant to this section:
                               $30,650,727 representing 1,510,507 shares of beneficial interest ($0.001 par value)

     6.       The calculation of filing fee:

               (a)      The total amount of registered shares of beneficial
                        interest ($0.001 par value) sold including sales load:                      $30,650,727

               (b)      Less the total amount of registered shares of
                        beneficial interest ($0.001 par value) redeemed or                         (185,769,269)
                        repurchased:                                                                -----------
               (c)      Difference (i.e., (a) less (b)):                                          ($155,118,542)
                                                                                                   ------------

               (d)      Filing fee pursuant to section 6(b) of 1933 Act (Line                                $0
                        (c) Amount x 0.00034483):                                                  ============

                                       /s/ Paul Schubert
                                       --------------------------------------
                                       Paul Schubert
                                       Assistant Treasurer and Vice President
                                       PaineWebber America Fund

     Date:  October 25, 1995